UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended September 30, 2005

Check here if Amendment:           |_|; Amendment Number: __

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Egerton Capital Limited Partnership

Address:  2 George Yard
          Lombard Street
          London, England EC3V 9DH

13F File Number: 28-04857

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John Armitage
Title:    Managing Director, Egerton Capital Limited (General Partner)
Phone:    011442074109090

Signature, Place and Date of Signing:


/s/ John Armitage                London, England             November 11, 2005
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                     [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  5

Form 13F Information Table Value Total: $ 397,375
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE



                                                    FORM 13F INFORMATION TABLE


COLUMN 1                      COLUMN 2           COLUMN 3     COLUMN 4     COLUMN 5         COLUMN 6    COLUMN 7    COLUMN 8


                               TITLE                         VALUE     SHRS PR   SH/ PUT/  INVESTMENT  OTHER   VOTING AUTHORITY
NAME OF ISSUER                 OF CLASS           CUSIP      (x$1000)  PRN AMT   PRN CALL  DISCRETION  MGR   SOLE  SHARED      NONE
--------------                 --------           -----      --------  -------   --- ----  ----------  ---   ----  ------      ----
AXIS CAPITAL HOLDINGS          SHS                G0692U109   17,363     609,000 SH        Sole        None           609,000
CEMEX SA                       SPON ADR 5 ORD     151290889   56,746   1,085,000 SH        Sole        None         1,085,000
COMPANHIA DE BEBIDAS DAS AME   SPONSORED ADR      20441W104   19,338     644,599 SH        Sole        None           644,599
COMPANHIA DE BEBIDAS DAS AME   SPON ADR PFD       20441W203   58,313   1,568,400 SH        Sole        None         1,568,400
OPEN JT STK CO-VIMPEL COMMUN   SPONSORED ADR      68370R109  245,615   5,526,900 SH        Sole        None         5,526,900
------------------------------------------------------------------------------------------------------------------------------------
       Total                                                 397,375


01373.0001 #612159